JPMorgan Trust I

245 Park Avenue

New York, NY 10167

July 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attn: Vincent J. Di Stefano

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the Funds listed on Appendix A

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds identified as Money Market Funds, the Municipal Bond Funds and the Tax Aware High Income Fund and the Prospectuses for the Class R2, Class R5 and Institutional Class Shares of the Funds identified as Income Funds do not differ from those contained in Post-Effective Amendment No. 114 (Amendment No. 115 under the 1940 Act) filed electronically on June 29, 2010.

If you have any questions or comments, please call the undersigned at (614) 248-5749.

Sincerely,

/s/Jessica K. Ditullio
Jessica K. Ditullio
Assistant Secretary

Appendix A

J.P. Morgan Municipal Bond Funds

JPMorgan California Tax Free Bond Fund

JPMorgan Intermediate Tax Free Bond Fund

JPMorgan New York Tax Free Bond Fund

J.P. Morgan Income Funds

JPMorgan Emerging Markets Debt Fund

JPMorgan Real Return Fund

JPMorgan Strategic Income Opportunities Fund

JPMorgan Total Return Fund

J.P. Morgan Money Market Funds

JPMorgan 100% U.S. Treasury Securities Money Market Fund

JPMorgan California Municipal Money Market Fund

JPMorgan Federal Money Market Fund

JPMorgan New York Municipal Money Market Fund

JPMorgan Prime Money Market Fund

JPMorgan Tax Free Money Market Fund

J.P. Morgan Tax Aware Fund

JPMorgan Tax Aware High Income Fund